Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd (Details)	6 Months Ended		16 Months Ended		36 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jan. 01, 2015	Jan. 01, 2012
Management fee extra period	3 months	3 months
Termination payment minimum period of fees	36 months	36 months
Termination payment maximum period of fees	48 months	48 months
TMS Bulkers Ltd.
Management fixed fee per vessel per day	$ 1,780	€ 1,591	$ 1,678	€ 1,500	$ 1,729	€ 1,545
Annual management fee adjustment maximum			5.00%	5.00%
Annual management fee adjustment minimum			3.00%	3.00%
Annual management fee adjustment applied							3.00%	3.00%
Construction supervisory fee	10.00%	10.00%
Extra Superintendents Fee	$ 559,000	€ 500,000
TMS Tankers Ltd.
Management fixed fee per vessel per day	$ 2,018	€ 1,804	$ 1,902	€ 1,700	$ 1,959	€ 1,751
Annual management fee adjustment maximum			5.00%	5.00%
Annual management fee adjustment minimum			3.00%	3.00%
Annual management fee adjustment applied							3.00%	3.00%
Construction supervisory fee	10.00%	10.00%
Commissions on charter hire agreements	1.25%	1.25%
Commission on purchase or sale price of vessels and rigs	1.00%	1.00%